Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM ASSOCIATES FUNDS TRUSTS
Prospectus Date	rr_ProspectusDate	Apr. 01, 2019
State Farm Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM GROWTH FUND<br/>(STFGX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	State Farm Associates’ Funds Trust Growth Fund (the “Fund” or the “Growth Fund”) seeks long-term growth of capital, which may be supplemented by income.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/> (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/> (expenses that you pay each year as a percentage <br/>of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests under normal circumstances at least 80% of its assets in common stocks and other income-producing equity securities. State Farm Investment Management Corp. (the “Manager”), investment adviser to the Fund, chooses stocks for the Fund’s portfolio for their long-term potential to generate capital gains, but may also consider a stock’s long-term potential to generate growth in income. Although there is no restriction on the size of the companies in which the Fund invests, ordinarily most of the Fund’s investments are in companies with market capitalizations of at least $1.5 billion at the time of investment.

In making investment decisions on specific securities, the Manager looks for companies with one or more of the following characteristics:
  Strong cash flow and a recurring revenue stream
  A strong industry position
  A strong financial position
  Strong management with a clearly defined strategy
  Capability to develop new or superior products or services
		In general, the Manager employs a long-term ownership strategy, which emphasizes buying and holding securities as long-term investments. However, the Manager may sell securities the Fund holds at any time and for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:
  Management Risk.     The assessment by the Fund’s investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
  Market Risk.     Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.
  Liquidity Risk.     The investment adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.
  Tax Risk.     The Fund’s long-term ownership strategy historically has resulted in a low rate of turnover in its portfolio. Therefore, the Fund has accumulated a large amount of unrealized capital gains, and distribution of such gains to shareholders may be larger than the capital gain distributions made by other similar mutual funds. Should the Manager sell any appreciated assets, shareholders generally will receive their proportional share of the resulting realized capital gains regardless of how long they owned such shares. As a result, unless you are purchasing shares of the Fund through a tax-advantaged account (such as an IRA), buying such shares at a time when the Fund has unrealized gains might eventually cost you money in taxes.
  Long-term Ownership Strategy Risk.     The Fund’s investment approach generally emphasizes buying and holding securities over long periods. As such, the Fund could continue to hold certain securities through adverse cycles for those securities rather than selling them, which could cause the Fund to underperform compared to a fund that has invested in similar securities but actively shifts its portfolio assets to take advantage of market opportunities and that does not seek reduced portfolio turnover. In determining which portfolio securities to sell, the Manager considers, and seeks to mitigate, the amount of capital gains that may be realized by such sale.
		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows the changes in the Fund’s returns year by year. The table compares the Fund’s average annual total returns for the periods listed to a broad-based market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Growth Fund is available at https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance or by calling 1-800-447-0740.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows the changes in the Fund’s returns year by year. The table compares the Fund’s average annual total returns for the periods listed to a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-0740
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the last 10 years were: Best quarter: 12.70%, during the second quarter of 2009. Worst quarter: -14.26%, during the third quarter of 2011.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns<br/>(For the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows certain Average Annual Total Returns on an investment in the Fund compared to changes in the Standard & Poor’s 500® Stock Index for the 1-, 5- and 10-year periods ended December 31, 2018. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold Fund shares at the end of the period and that you do not have any taxable gain or loss on the disposition of your Fund shares. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that you would realize if you purchased Fund shares at the beginning of the specified period and sold Fund shares at the end of the specified period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.
State Farm Growth Fund | State Farm Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.12%
After 1 year	rr_ExpenseExampleYear01	$ 12
After 3 years	rr_ExpenseExampleYear03	39
After 5 years	rr_ExpenseExampleYear05	68
After 10 years	rr_ExpenseExampleYear10	$ 154
2009	rr_AnnualReturn2009	19.44%
2010	rr_AnnualReturn2010	10.47%
2011	rr_AnnualReturn2011	0.30%
2012	rr_AnnualReturn2012	9.56%
2013	rr_AnnualReturn2013	27.14%
2014	rr_AnnualReturn2014	11.86%
2015	rr_AnnualReturn2015	(3.69%)
2016	rr_AnnualReturn2016	15.39%
2017	rr_AnnualReturn2017	16.58%
2018	rr_AnnualReturn2018	(5.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.26%)
1 Year	rr_AverageAnnualReturnYear01	(5.31%)
5 Year	rr_AverageAnnualReturnYear05	6.53%
10 Year	rr_AverageAnnualReturnYear10	9.72%
State Farm Growth Fund | Return After Taxes on Distributions | State Farm Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.22%)
5 Year	rr_AverageAnnualReturnYear05	5.25%
10 Year	rr_AverageAnnualReturnYear10	8.84%
State Farm Growth Fund | Return After Taxes on Distributions & Sale of Fund Shares | State Farm Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
5 Year	rr_AverageAnnualReturnYear05	4.98%
10 Year	rr_AverageAnnualReturnYear10	7.92%
State Farm Growth Fund | S&P 500® Index (reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Year	rr_AverageAnnualReturnYear05	8.49%
10 Year	rr_AverageAnnualReturnYear10	13.11%

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e., the second business day of March, June, September and December), the account will be charged an Account Fee of $10.